Note 5 - Allowances For Loan And Leases Losses And Real Estate Losses - 10Q (Details) - Activity in the Allowances for Real Estate Losses (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Activity in the Allowances for Real Estate Losses [Abstract]
Balance—beginning of period	$ 9,396,000	$ 20,501,000	$ 14,877,000	$ 20,934,000	$ 20,934,000
Balance—end of period	9,406,000	19,649,000	9,406,000	19,649,000	14,877,000	20,934,000
Provisions for estimated losses	33,000	280,000	219,000	308,000	1,400,000	17,300,000
Recoveries	0	0	0	0
Losses charged off	$ (23,000)	$ (1,132,000)	$ (5,690,000)	$ (1,593,000)